CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, authorized (in shares)	1,950,000,000	1,950,000,000
Common shares, shares issued (in shares)	9,662,354	9,662,354
Common shares, shares outstanding (in shares)	9,662,354	9,662,354
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred shares, shares authorized (in shares)	50,000,000	50,000,000
Series D Preferred Stock [Member]
MEZZANINE EQUITY:
Preferred shares, dividend rate	5.00%	5.00%
Preferred shares, issued (in shares)	100,000	100,000
Preferred shares, outstanding (in shares)	100,000	100,000
Preferred shares, aggregate liquidation preference	$ 100,000,000	$ 100,000,000
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, shares issued (in shares)	12,000	12,000
Preferred shares, shares outstanding (in shares)	12,000	12,000
Related Party [Member]
CURRENT LIABILITIES:
Accrued interest	$ 0	$ 364,205